Offsetting financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Offsetting financial assets and liabilities [abstract]
Offsetting financial assets and liabilities
44

Offsetting financial assets and liabilities
The following tables include information about rights to offset and the related arrangements. The amounts included consist of all recognised financial instruments that are presented net in the statement of financial position under the IFRS netting criteria (legal right to offset and intention to net settle or to realise the asset and settle the liability simultaneously)

and amounts presented gross in the statement of financial position but subject to enforceable master netting arrangements or similar arrangements.
At ING Group amounts that are offset mainly relate to derivatives transactions, sale and repurchase agreements, securities lending agreements and cash pooling arrangements. A significant portion of offsetting is applied to OTC
derivatives which are cleared through central clearing parties.
Related amounts not set off in the statement of financial position include transactions where:
◾ The counterparty has an offsetting exposure and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offsetting criteria are otherwise not satisfied, and
◾
In the case of derivatives and securities lending or sale and repurchase agreements, cash and non-cash
collateral has been received or pledged to cover net exposure in the event of a default or other predetermined events.

The effect of over-collateralisation is excluded.

The net amounts resulting after setoff are not intended to represent ING’s actual exposure to counterparty risk, as risk management employs a number of credit risk mitigation strategies in addition to netting and collateral arrangements. Reference is made to the Risk Management section on Credit risk.
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2021
Gross amounts of
recognised financial
assets
Gross amounts of
recognised financial
liabilities offset in the
statement of financial
position
Net amounts of
financial assets
presented in the
statement of financial
position
Related amounts not offset

in the statement of financial position
Net amount
Amounts not
subject to
enforceable netting
arrangements
Statement of
financial position
total ¹ Financial instruments
Cash and financial
instruments received
as collateral
Statement of financial position

line item Financial instrument
Loans and advances to banks 2
Reverse repurchase, securities

borrowing and similar agreements
1,930 1,930 1,923 7 1,473 3,403
Cash pools 1
–
1
0 0 0 –0
1,931
–
1
1,930 0 1,923 7 1,473 3,403
Financial assets at fair value through profit or loss
Trading and Non-trading
Reverse repurchase, securities
borrowing and similar agreements
43,822
–
11,564
32,258 168 31,848 243 15,590 47,848
Derivatives
52,724
–
38,431
14,293 9,005 3,108 2,180 7,006 21,299
96,546
–
49,995
46,552 9,172 34,956 2,423 22,596 69,148
Loans and advances to customers 3
Reverse repurchase, securities
borrowing and similar agreements
71 71 71 –0 71
Cash pools 196,328
–
194,522
1,806 19 1,417 369 1,806
196,400
–
194,522
1,878 19 1,489 369 1,878
Other items where offsetting is applied in the
statement of financial position 4
3,692
–
3,470
222 –0 222 222
Total financial assets 298,569
–
247,987
50,581 9,191 38,368 3,022 24,069 74,650
1

‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2

At 31 December 2021, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR
20,189

million which is not subject to offsetting.
3

At 31 December 2021, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR
624,635

million of which EUR
1,806

million is subject to offsetting.
4

Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR
2,424

million in the statement of financial position of which EUR
222

million is
subject to offsetting as at 31 December 2021.
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2020
Gross amounts of
recognised financial
assets
Gross amounts of
recognised financial
liabilities offset in the
statement of financial
position
Net amounts of
financial assets
presented in the
statement of financial
position
Related amounts not offset

in the statement of financial position
Net amount
Amounts not
subject to
enforceable netting
arrangements
Statement of
financial position
total ¹ Financial instruments
Cash and financial
instruments received
as collateral
Statement of financial position line item
Financial instrument
Loans and advances to banks 2
Reverse repurchase, securities
borrowing and similar agreements
1,911 0 1,911 0 1,907 4 2,958 4,869
Cash pools
2
–
2
0 0 0 –0 0
1,913
–
2
1,911 0 1,907 4 2,958 4,869
Financial assets at fair value through profit or loss
Trading and non-trading

Reverse repurchase, securities
borrowing and similar agreements
48,487
–
14,823
33,664 245 33,343 77 19,018 52,682
Derivatives 73,142
–
52,561
20,581 12,520 5,350 2,710 10,240 30,821
121,629
–
67,384
54,245 12,765 38,693 2,787 29,258 83,503
Loans and advances to customers
3
Reverse repurchase, securities
borrowing and similar agreements
2,845 –2,359 486 486 138 624
Cash pools
168,461
–
165,815
2,646 1,729 628 289 2,646
171,306
–
168,174
3,132 1,729 1,113 289 138 3,270
Other items where offsetting is applied in the
statement of financial position
4
8,558
–
7,752
806 10 796 806
Total financial assets
303,406
–
243,312
60,095 14,505 41,714
3,876 32,354 92,449
1 ‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2

At 31 December 2020, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR
20,495

million which is not subject to offsetting.
3

At 31 December 2020, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR
593,345

million of which EUR
2,646

million is subject to offsetting.
4

Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR
2,215

million in the statement of financial position of which EUR
806

million is
subject to offsetting as at 31 December 2020.
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Related amounts not offset in the statement
of financial position
Amounts not
subject to
enforceable
netting
arrangements
Statement of
financial position
total
¹ 2021
Gross amounts of
recognised financial
liabilities
Gross amounts of
recognised financial
assets offset in the
statement of financial
position
Net amounts of
financial liabilities
presented in the
statement of financial
position Financial instruments
Cash and financial
instruments pledged
as collateral Net amount
Statement of financial position line item
Financial instrument
Deposits from banks 2
Repurchase, securities lending and
similar agreements
433 0 433 0 426 7 3,705 4,138
Cash pools
3 -1 2 0 0 2 0 2
436 -1 435 0 426 9 3,705 4,140
Customer deposits 3
Repurchase, securities lending and
similar agreements
0 0 0 0 0 0 0
Cash pools
207,930 -194,522 13,408 19 0 13,389 0 13,408
207,930 -194,522 13,408 19 0 13,389 0 13,408
Financial liabilities at fair value through profit or loss
Trading and Non-trading Repurchase, securities lending and
similar agreements
43,883 -11,564 32,319 168 32,056 96 9,416 41,735
Derivatives
53,778 -39,053 14,725 9,006 4,326 1,393 5,920 20,646
97,661 -50,617 47,044 9,173 36,382 1,489 15,337 62,381
Other items where offsetting is applied in the statement of
financial position 4
3,098 -2,848 250 -1 0 252 0 250
Total financial liabilities
309,125 -247,987 61,138 9,191 36,808 15,139 19,041 80,179
1

‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2

At 31 December 2021, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR
80,954

million of which EUR
2

million is subject to offsetting.
3

At 31 December 2021, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR
617,400

million of which EUR
13,408

million is subject to offsetting.
4

Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR
5,082

million in the statement of financial position of which EUR
250

million is
subject to offsetting as at 31 December 2021.
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Related amounts not offset in the
statement of financial position
Amounts not
subject to
enforceable
netting
arrangements
Statement of
financial position
total
¹ 2020
Gross amounts of
recognised
financial liabilities
Gross amounts of
recognised financial
assets offset in the
statement of financial
position
Net amounts of
financial

liabilities presented
in the statement of
financial position Financial instruments
Cash and financial
instruments pledged
as collateral 1 Net amount
Statement of financial position line item
Financial instrument
Deposits from banks 2
Repurchase, securities lending and
similar agreements
167 167 166 1 1,804 1,971
Cash pools
3 -2 2 2 2
170 -2 169 166 3 1,804 1,973
Customer deposits 3
Repurchase, securities lending and
similar agreements
2,354 -2,354
Cash pools
184,490 -165,815 18,675 1,702 16,973 18,675
186,844 -168,169 18,675 1,702 16,973 18,675
Financial liabilities at fair value through profit or loss
Trading and Non-trading Repurchase, securities lending and
similar agreements
53,520 -14,827 38,693 245 38,447 8,271 46,964
Derivatives
73,215 -52,626 20,589 12,521 6,742 1,326 6,777 27,366
126,735 -67,453 59,282 12,766 45,189 1,326 15,048 74,330
Other items where offsetting is applied in the statement
of financial position 4
8,552 -7,687 865 36 829 865
Total financial liabilities
322,303 -243,312 78,991 14,505 45,356 19,131 16,852 95,843
1

‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2

At 31 December 2020, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR
76,127

million of which EUR
2

million is subject to offsetting.
3

At 31 December 2020, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR
609,517

million of which EUR

18,675

million is subject to offsetting.
4

Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR

4,877

million in the statement of financial position of which EUR

865

million is
subject to offsetting as at 31 December 2020.